Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
BALANCE, December 31, 2009 at Dec. 31, 2009	$ 33	$ 276,583	$ 88	$ (29,508)	$ 247,196
BALANCE, December 31, 2009 (in Shares) at Dec. 31, 2009	3,289,469
Net income loss				2,513	2,513
Stock based compensation	1	2,023			2,024
Stock based compensation (in Shares)	130,598
Equity component of convertible loans		3,800			3,800
- Accumulated unrecognized actuarial loss			(51)		(51)
Ending Balance at Dec. 31, 2010	34	282,406	37	(26,995)	255,482
Ending Balance (in Shares) at Dec. 31, 2010	3,420,067
Net income loss				(189,112)	(189,112)
Stock based compensation		1,412			1,412
Stock based compensation (in Shares)	49,967
Equity component of convertible loans		2,000			2,000
Cancellation of fractional shares (in Shares)	(17)
Issuance of common stock, net	137	6,765			6,902
Issuance of common stock, net (in Shares)	13,677,517
Ending Balance at Dec. 31, 2011	171	292,583	37	(216,107)	76,684
Ending Balance (in Shares) at Dec. 31, 2011	17,147,534				17,147,534
Net income loss				(63,984)	(63,984)
Stock based compensation	1	378			379
Ending Balance at Dec. 31, 2012	$ 172	$ 292,961	$ 37	$ (280,091)	$ 13,079
Ending Balance (in Shares) at Dec. 31, 2012	17,147,534				17,147,534